SUBSEQUENT EVENTS (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended	9 Months Ended
	Apr. 21, 2022	Apr. 12, 2022	Apr. 10, 2022	Apr. 06, 2022	Oct. 08, 2021	Sep. 26, 2021	Jul. 02, 2021	Aug. 31, 2021	Jul. 31, 2021	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021
Subsequent Event [Line Items]
Debt instrument, interest rate										4.00%	4.00%
Convertible debt													$ 4,123,923
Gross proceeds from common stock issuance											$ 4,401,000
Debt instrument, maturity date											Oct. 28, 2022
Notes payable										$ 250,000	$ 250,000
Value of stock exchanged during period										378,758	1,238,758
Stock issued during period, value, new issues											$ 4,400,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues											282,777,734
Number of stock exchanged during period										37,875,783	112,209,116
Value of stock exchanged during period										$ 37,876	$ 112,209
Stock issued during period, value, new issues											$ 282,778
Belrium Tokens [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Forgiveness of payment				$ 1,000,000
Debt instrument, periodic payment				$ 3,000,000
Keystone Capital Partners L L C [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during period, shares, new issues	12,500,000
Stock issued during period, value, new issues	$ 125,000
Secured Promissory Notes [Member] | Belfrics Global Pte Ltd [Member]
Subsequent Event [Line Items]
Debt instrument, interest rate						1.75%
Agreement, description						Pursuant to the definitive agreement previously executed between Belfrics and the Company, the Company issuing the Belfrics shareholders a new class of preferred stock with an initial issuance price of $20,000,000 (Twenty Million Dollars) in the aggregate. The Belfrics shareholders can earn up to an additional $15,000,000 (Fifteen Million Dollars) by reaching certain milestones. This description of the terms of the agreement is qualified in its entirety to the Acquisition Agreement between the parties filed as an exhibit on Form 8-K filed on July 15, 2021.
Debt instrument, face amount						$ 1,000,000
Debt instrument, maturity date						Jun. 30, 2022
Escrow deposit						$ 250,000
Note Exchange Agreement [Member]
Subsequent Event [Line Items]
Debt instrument, description							Note Exchange Agreement to amend and restate the remaining 5 variable conversion notes, all of which were in default, with interest rates ranging from 18% to 22% to a fixed rate $0.01 with an interest rate of 8%.
Debt instrument, interest rate							8.00%
Convertible debt							$ 1,085,824
Subscription Agreements [Member]
Subsequent Event [Line Items]
Shares, purchase price per share								$ 0.015	$ 0.015
Gross proceeds from common stock issuance					$ 3,125,000			$ 5,000,000	$ 5,000,000
Stock issued during period, shares, new issues								208,333,333	208,333,333
Exchange Agreement [Member] | Seven Knots L L C [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of stock exchanged during period			62,903
Notes payable			$ 250,000
Interest payable			$ 6,247
Exchange Agreement [Member] | Keystone Capital Partners L L C And Mastiff Group L L C [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of stock exchanged during period			748,222
Interest payable			$ 3,042,699
Exchange Agreement [Member] | Keystone Capital Partners L L C [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of stock exchanged during period			38,876
Value of stock exchanged during period			$ 158,334
Exchange Agreement [Member] | Keystone Capital Partners L L C [Member] | Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of stock exchanged during period			10,555,600
Exchange Agreement [Member] | Crest Ventures L L C Long Side Ventures L L C And Taconic Group L L C [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of stock exchanged during period		141,750
Interest payable		$ 565,438